Shareholder Fees	Apr. 28, 2026
Longleaf Partners Fund | Longleaf Partners Fund
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Longleaf Partners Global Fund | Longleaf Partners Global Fund
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%